Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 10, 2017
Supplement [Text Block]	fist_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated Floating Rate Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fist_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated Fund for U.S. Government Securities
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fist_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated Muni and Stock Advantage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fist_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fist_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated Real Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fist_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."
Federated Short-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fist_SupplementTextBlock	IMPORTANT INFORMATION REGARDING THE FEDERATED FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES

1. Under the section entitled "Fund Summary Information," please add the following as the final sentence to the "Risk/Return Summary: Fees and Expenses" introductory paragraph:

"More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus and in "Appendix B" to this Prospectus."